INCOME TAX (EXPENSE) CREDIT (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAX (EXPENSE) CREDIT
Schedule of components of income tax (expense) credit

	Year ended December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Current tax	(10,976)	(4,906)	(15,299)
Deferred tax	9,699	11,436	8,014
	(1,277)	6,530	(7,285)

Schedule of reconciliation of taxation with the profit (loss) before taxation per the consolidated statement of profit or loss and other comprehensive income

	Year ended December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
(Loss) profit before taxation	4,559	(39,580)	(14,835)
Tax at the domestic income tax rate (2016: 29%, 2017: 27.8%, 2018: 27.8%)	1,322	(11,003)	(4,124)
Tax effect of income not taxable for tax purpose	(1,802)	—	(158)
Tax effect of expenses not deductible	716	1,898	3,116
Overprovision in prior years	—	(715)	—
Tax effect of tax losses not recognized	5,321	3,007	10,318
Recognition of deferred tax assets previously not recognized	(3,646)	—	—
Utilization of tax losses previously not recognized	(2,463)	(601)	(1,530)
Effect of different tax rates of subsidiaries operating in other jurisdictions	1,829	884	(337)
Income tax expense (benefit)	1,277	(6,530)	7,285
Effective income tax rate	28%	16%	(49)%